                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.

                (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here:  / /

 White Mountains Insurance Group, Ltd.
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Name of Institutional Investment Manager

 80 South Main Street             Hanover         NH                03755-2053
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Business Address    (Street)      (City)        (State)               (Zip)

Michael S. Paquette     (603) 640-2205     Senior Vice President and Controller
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION

   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
             VIOLATIONS. SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(a).

     The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Hanover and State of New Hampshire on the 11th day of February, 2000.


                                   White Mountains Insurance Group, Ltd.
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


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                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                               to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                     13F File No.:       Name:                                     13F File No.:
----------------------------------------- -----------------   ----------------------------------------- -----------------
1. Folksamerica Holding Company, Inc.
----------------------------------------- -----------------   ----------------------------------------- -----------------
2. White Mountains Services Corp.
----------------------------------------- -----------------   ----------------------------------------- -----------------

----------------------------------------- -----------------   ----------------------------------------- -----------------

----------------------------------------- -----------------   ----------------------------------------- -----------------

----------------------------------------- -----------------   ----------------------------------------- -----------------

               WHITE MOUNTAINS INSURANCE GROUP, LTD.
                   FORM 13F FOR DECEMBER 31, 1999

                                               Title of     CUSIP     Fair Market    Number
               Name of Issuer                   class       Number       Value      of Shares
---------------------------------------------------------------------------------------------
ACE Limited                                      ORD       G0070K103    3,186,795    190,969
AMBAC Financial Group, Inc.                      COM       023139108      404,453      7,750
America Online, Inc.                             COM       02364J104    1,062,250     14,000
American International Group, Inc.               COM       026874107    3,108,594     28,750
Aon Corp.                                        COM       037389103      652,000     16,300
BISYS Group, Inc.                                COM       055472104    1,298,475     19,900
E.W Blanch Holdings                              COM       093210102      398,125      6,500
Berkshire Hathaway Inc.                          CL A      084670108    5,610,000        100
Berkshire Hathaway Inc.                          CL B      084670207      461,160        252
Bristol Meyers Squibb Co.                        COM       110122108    2,439,125     38,000
Cisco Systems, Inc.                              COM       17275R102    3,749,375     35,000
Citigroup, Inc.                                  COM       172967101    2,227,500     40,000
Coca Cola Co.                                    COM       191216100    1,689,250     29,000
Dell Computer                                    COM       247025109    2,805,000     55,000
Donaldson Lufkin & Jenrette                      COM       257661108    2,902,500     60,000
EMC Corporation                                  COM       268648102    2,731,250     25,000
Federal Home Loan Mortgage Corp.                 COM       313400301      715,350     15,200
Federal National Mortgage Association            COM       313586109    1,866,881     29,900
Financial Security Assurance Holdings Ltd.       COM       31769P100  361,920,347   6,943,316
First Data Corporation                           COM       319963104      564,628     11,450
General Electric Co.                             COM       369604103    4,333,000     28,000
Gillette Company                                 COM       375766102    4,324,688    105,000
Home Depot, Inc.                                 COM       437076102    3,052,500     44,400
Intel Corp.                                      COM       458140100    2,650,463     32,200
Intuit, Inc.                                     COM       461202103    2,211,694     36,900
Johnson & Johnson, Inc.                          COM       478160104    1,258,875     13,500
LaSalle Re Holdings Ltd.                         ORD       G5383Q101      630,300     38,200
Lexmark International                            COM       529771107    1,810,000     20,000
Loral Space & Communication                      COM       G56462107    2,795,938    115,000
Lucent Technologies                              COM       549463107    2,250,000     30,000
Marsh & McLennan Cos., Inc.                      COM       571748102      784,638      8,200
MCI Worldcom, Inc.                               COM       55268B106    2,785,781     52,500
Microsoft Corp.                                  COM       594918104    3,152,250     27,000
Nordstrom, Inc.                                  COM       655664100    2,631,250    100,000
PartnerRe Limited                                COM       G6852T105      402,225     12,400
Pfizer, Inc.                                     COM       717081103    1,946,250     60,000
Protective Life Corp.                            COM       743674103      318,125     10,000
Reinsurance Group of America, Inc.               COM       759351109      135,698      4,890
Safeskin Corp.                                   COM       786454108      312,825     25,800
Schering Plough Corp.                            COM       806605101    3,165,413     74,700
Torchmark, Corp.                                 COM       891027104      342,938     11,800
Travelers Property and Casualty                  CLA       893939108      339,075      9,900
Waddell & Reed Financial, Inc.                   CLA       930059100      688,975     25,400
Wal Mart Stores, Inc.                            COM       931142103    3,649,800     52,800
Walt Disney Co.                               COM DISNEY   254687106    6,086,925    208,100
XL Capital Ltd.                                  CL A      G98255105      778,903     15,015
                                                                     ------------
GRAND TOTAL                                                          $452,631,583
                                                                     ============

                                                  Investment                     Voting Authority
                                                  Discretion                         (Shares)
                                              -------------------              ---------------------
               Name of Issuer                 Sole  Shared  Other  Managers *  Sole   Shared    None
---------------------------------------------------------------------------------------------------
ACE Limited                                          x **              1               190,969
AMBAC Financial Group, Inc.                          x **              1                 7,750
America Online, Inc.                                 x **              1                14,000
American International Group, Inc.                   x **              1                28,750
Aon Corp.                                            x **              1                16,300
BISYS Group, Inc.                                    x **              1                19,900
E.W Blanch Holdings                                  x **              1                 6,500
Berkshire Hathaway Inc.                        x                       2       100
Berkshire Hathaway Inc.                              x **              1                   252
Bristol Meyers Squibb Co.                            x **              1                38,000
Cisco Systems, Inc.                                  x **              1                35,000
Citigroup, Inc.                                      x **              1                40,000
Coca Cola Co.                                        x **              1                29,000
Dell Computer                                        x **              1                55,000
Donaldson Lufkin & Jenrette                          x **              1                60,000
EMC Corporation                                      x **              1                25,000
Federal Home Loan Mortgage Corp.                     x **              1                15,200
Federal National Mortgage Association                x **              1                29,900
Financial Security Assurance Holdings Ltd.           x **              3             6,943,316
First Data Corporation                               x **              1                11,450
General Electric Co.                                 x **              1                28,000
Gillette Company                                     x **              1               105,000
Home Depot, Inc.                                     x **              1                44,400
Intel Corp.                                          x **              1                32,200
Intuit, Inc.                                         x **              1                36,900
Johnson & Johnson, Inc.                              x **              1                13,500
LaSalle Re Holdings Ltd.                             x **              1                38,200
Lexmark International                                x **              1                20,000
Loral Space & Communication                          x **              1               115,000
Lucent Technologies                                  x **              1                30,000
Marsh & McLennan Cos., Inc.                          x **              1                 8,200
MCI Worldcom, Inc.                                   x **              1                52,500
Microsoft Corp.                                      x **              1                27,000
Nordstrom, Inc.                                      x **              1               100,000
PartnerRe Limited                                    x **              1                12,400
Pfizer, Inc.                                         x **              1                60,000
Protective Life Corp.                                x **              1                10,000
Reinsurance Group of America, Inc.                   x **              1                 4,890
Safeskin Corp.                                       x **              1                25,800
Schering Plough Corp.                                x **              1                74,700
Torchmark, Corp.                                     x **              1                11,800
Travelers Property and Casualty                      x **              1                 9,900
Waddell & Reed Financial, Inc.                       x **              1                25,400
Wal Mart Stores, Inc.                                x **              1                52,800
Walt Disney Co.                                      x **              1               208,100
XL Capital Ltd.                                      x **              1                15,015

GRAND TOTAL



*   Managers

1   =  Folksamerica Holding Company, Inc. (FORM 13F filed separately)

2   =  White Mountains Insurance Group, Ltd. (FORM 13F filed separately)

3   =  White Mountains Services Corporation (FORM 13F filed separately)

** Investment discretion shared with indirect wholly owned insurance subsidiaries